UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  904-543-7230


Signature, Place and Date of Signing:

/s/ Jason S. Atkins        Jacksonville Beach, Florida      February 17, 2006
-----------------------   ----------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $507,370
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5              COLUMN 6           COLUMN 7    COLUMN 8

                                                 VALUE    SHRS OR    SH/  PUT/  INVESTMENT DISCRETION   OTHER   VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS  CUSIP     (x1000)   PRN AMT    PRN  CALL  SOLE     SHARED  OTHER  MGRS  SOLE     SHARED  OTHER
--------------        --------------  -----     -------   -------    ---  ----  ----     ------  -----  ----  ----     ------  -----
ACE CASH
  EXPRESS INC         COM             4403101      8,869    379,837  SH           379,837 N/A     N/A   NONE    379,837 N/A    N/A
ACTIVISION
  INC NEW             COM NEW         4930202      3,476    253,000  SH           253,000 N/A     N/A   NONE    253,000 N/A    N/A
ADTRAN INC            COM             00738A106   10,522    354,146  SH           354,146 N/A     N/A   NONE    354,146 N/A    N/A
ALVARION LTD          SHS             M0861T100    9,110  1,044,741  SH         1,044,741 N/A     N/A   NONE  1,044,741 N/A    N/A
APOLLO GROUP INC      CL A            37604105     6,046    100,000  SH           100,000 N/A     N/A   NONE    100,000 N/A    N/A
BIOMET INC            COM             90613100   129,063  3,529,200       PUT   3,529,200 N/A     N/A   NONE  3,529,200 N/A    N/A
BURLINGTON
  NORTHERN SANTA FE   COM             12189T104    7,068     99,800  SH            99,800 N/A     N/A   NONE     99,800 N/A    N/A
CEMEX S A             SPON ADR 5 ORD  151290889      825     13,900  SH            13,900 N/A     N/A   NONE     13,900 N/A    N/A
DEVRY INC-DEL         COM             251893103    7,556    377,800  SH           377,800 N/A     N/A   NONE    377,800 N/A    N/A
DOLLAR GEN CORP       COM             256669102    7,891    413,800  SH           413,800 N/A     N/A   NONE    413,800 N/A    N/A
ELECTRONIC ARTS INC   COM             285512109      703     13,431  SH            13,431 N/A     N/A   NONE     13,431 N/A    N/A
FEDEX CORP            COM             31428X106    2,998     29,000  SH            29,000 N/A     N/A   NONE     29,000 N/A    N/A
FUEL-TECH NV          COM             359523107   11,022  1,215,180  SH         1,215,180 N/A     N/A   NONE  1,215,180 N/A    N/A
HCA INC               COM             404119109    4,419     87,500  SH            87,500 N/A     N/A   NONE     87,500 N/A    N/A
LANDSTAR SYS INC      COM             515098101    6,606    158,271  SH           158,271 N/A     N/A   NONE    158,271 N/A    N/A
NETEASE.COM INC       SPONSORED ADR   64110W102    1,230     21,896  SH            21,896 N/A     N/A   NONE     21,896 N/A    N/A
NOVELIS INC           COM             67000X106    1,462     70,000  SH            70,000 N/A     N/A   NONE     70,000 N/A    N/A
ODYSSEY
  HEALTHCARE INC      COM             67611V101    8,936    479,400  SH           479,400 N/A     N/A   NONE    479,400 N/A    N/A
OFFICE DEPOT INC      COM             676220106   10,425    332,000  SH           332,000 N/A     N/A   NONE    332,000 N/A    N/A
PEP BOYS-MANNY
  MOE & JACK          COM             713278109    2,680    180,000  SH           180,000 N/A     N/A   NONE    180,000 N/A    N/A
PFIZER INC            COM             717081103   11,616    498,100  SH           498,100 N/A     N/A   NONE    498,100 N/A    N/A
RENOVIS INC           COM             759885106    2,500    163,412  SH           163,412 N/A     N/A   NONE    163,412 N/A    N/A
RINKER GROUP LTD      SPONSORED ADR   76687M101    2,558     42,600  SH            42,600 N/A     N/A   NONE     42,600 N/A    N/A
RSA SEC INC           COM             749719100    8,404    751,000  SH           751,000 N/A     N/A   NONE    751,000 N/A    N/A
SCHNITZER STEEL
  INDUSTRIES INC      CL A            806882106   22,319    729,626  SH           729,626 N/A     N/A   NONE    729,626 N/A    N/A
SEACOR
  HOLDINGS INC        COM             811904101    1,362     20,000  SH            20,000 N/A     N/A   NONE     20,000 N/A    N/A
SHIRE PLC             SPONSORED ADR   82481R106    6,676    172,100  SH           172,100 N/A     N/A   NONE    172,100 N/A    N/A
STRAYER ED INC        COM             863236105      253      2,700  SH             2,700 N/A     N/A   NONE      2,700 N/A    N/A
TJX CO INC NEW        COM             872540109    5,227    225,000  SH           225,000 N/A     N/A   NONE    225,000 N/A    N/A
TRM CORP              COM             872636105    1,965    263,819  SH           263,819 N/A     N/A   NONE    263,819 N/A    N/A
TURBOCHEF
  TECHNOLOGIES INC    COM NEW         900006206    2,837    197,549  SH           197,549 N/A     N/A   NONE    197,549 N/A    N/A
WAL-MART
  STORES INC          COM             931142103    5,031    107,500  SH           107,500 N/A     N/A   NONE    107,500 N/A    N/A
YELLOW ROADWAY
  CORP                COM             985577105    1,338     30,000  SH            30,000 N/A     N/A   NONE     30,000 N/A    N/A
ZALE CORP NEW         COM             988858106    5,546    220,500  SH           220,500 N/A     N/A   NONE    220,500 N/A    N/A
ZIMMER HLDGS INC      COM             98956P102  188,832  2,800,000       PUT   2,800,000 N/A     N/A   NONE  2,800,000 N/A    N/A

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